Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Gross Billings, Based on Billing Address of Clients or Client Affiliates

Gross Billings, based on the billing address of the clients or client affiliates, were as follows (in thousands):

	Year Ended December 31,
	2014	2015	2016
US	$172,877	$477,585	$868,877
International	28,927	52,390	121,684

Total	$201,804	$529,975	$990,561